Calvert
Global Water Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Australia — 1.9%
Reece Ltd.	302,542	$ 4,179,436
Reliance Worldwide Corp. Ltd.	1,972,790	6,111,135
		$ 10,290,571
Austria — 0.9%
Wienerberger AG	174,890	$ 4,846,980
		$ 4,846,980
Brazil — 3.5%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR	547,993	$ 7,852,740
Cia de Saneamento de Minas Gerais Copasa MG	1,394,692	4,698,467
Cia De Sanena Do Parana	1,284,700	5,782,597
		$18,333,804
Canada — 1.6%
Brookfield Renewable Corp.	96,482	$2,668,692
Gildan Activewear, Inc.	61,955	2,915,758
Stantec, Inc.	35,558	2,789,823
		$8,374,273
Chile — 1.2%
Aguas Andinas SA, Class A	20,758,557	$6,249,783
		$6,249,783
China — 5.9%
Beijing Enterprises Water Group Ltd.(1)	24,019,452	$7,747,038
China Everbright Environment Group Ltd.	6,714,666	3,330,907
China Lesso Group Holdings Ltd.	8,206,578	3,632,845
China Water Affairs Group Ltd.(1)	10,312,421	6,744,645
Guangdong Investment Ltd.	11,247,427	9,660,158
		$31,115,593
Finland — 1.3%
Kemira OYJ	349,294	$7,064,063
		$7,064,063
France — 3.5%
Eurofins Scientific SE(1)	61,273	$3,125,065
L'Oreal SA	8,724	3,088,321
LVMH Moet Hennessy Louis Vuitton SE	4,840	3,183,717
Veolia Environnement SA	321,270	9,014,036
		$18,411,139
Germany — 1.2%
GEA Group AG	60,554	$3,007,912
Henkel AG & Co. KGaA, PFC Shares	35,504	3,115,865
		$6,123,777
Italy — 2.1%
ACEA SpA	330,603	$6,396,535
Security	Shares	Value
Italy (continued)
Interpump Group SpA(1)	107,439	$ 4,764,894
		$ 11,161,429
Japan — 6.5%
Daiseki Co. Ltd.	56,500	$ 1,283,175
Ebara Corp.	203,180	3,117,311
Kurita Water Industries Ltd.	194,442	6,772,745
Lixil Corp.	431,800	4,712,275
Miura Co. Ltd.	187,500	4,663,274
Organo Corp.	114,700	5,875,773
Sekisui Chemical Co. Ltd.	191,200	3,273,770
TOTO Ltd.	186,200	4,460,672
		$34,158,995
Mexico — 0.6%
Orbia Advance Corp. SAB de CV(1)	4,511,600	$3,239,108
		$3,239,108
Netherlands — 1.4%
Aalberts NV	130,770	$4,649,704
Arcadis NV	45,854	2,790,405
		$7,440,109
Singapore — 1.1%
CDL Hospitality Trusts(1)	4,746,901	$2,986,093
City Developments Ltd.	779,900	2,916,479
Hyflux Ltd.(1)(2)(3)	16,595,483	0
		$5,902,572
South Korea — 1.7%
Coway Co. Ltd.	148,853	$6,716,186
LG Chem Ltd.	15,144	2,537,100
		$9,253,286
Spain — 1.1%
Acciona SA(1)	24,263	$2,730,345
Iberdrola SA	216,148	2,978,566
		$5,708,911
Sweden — 0.6%
Fabege AB	389,081	$2,917,180
		$2,917,180
Switzerland — 5.0%
Belimo Holding AG	8,081	$5,344,047
Geberit AG	10,127	5,743,262
Georg Fischer AG	68,682	5,199,598
Roche Holding AG	10,432	2,916,856
Sika AG	11,682	2,787,407
Sulzer AG	31,865	4,609,487
		$26,600,657

Calvert
Global Water Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	100,294	$ 3,259,557
		$ 3,259,557
Thailand — 1.1%
Amata Corp. PCL	7,110,200	$ 5,986,616
		$ 5,986,616
United Kingdom — 8.7%
CNH Industrial NV	245,201	$ 2,778,127
Croda International PLC	69,027	2,919,653
Genuit Group PLC	848,137	4,125,635
Halma PLC	89,475	3,001,790
Mondi PLC	199,927	2,976,440
Pennon Group PLC	945,340	7,001,690
Severn Trent PLC	249,636	7,826,696
Spirax Group PLC	87,365	7,473,294
United Utilities Group PLC	606,995	7,984,866
		$46,088,191
United States — 48.1%
A.O. Smith Corp.	74,746	$5,098,425
Advanced Drainage Systems, Inc.	41,461	4,792,892
AECOM	50,472	5,391,419
Agilent Technologies, Inc.	22,194	2,981,542
American States Water Co.	89,155	6,929,127
American Water Works Co., Inc.	70,134	8,730,982
Badger Meter, Inc.	36,198	7,678,320
Ball Corp.	49,025	2,702,748
California Water Service Group	147,537	6,687,852
Chemed Corp.	9,663	5,119,457
CMS Energy Corp.	44,179	2,944,530
Core & Main, Inc., Class A(3)	115,581	5,884,229
Cousins Properties, Inc.	97,029	2,972,969
Digital Realty Trust, Inc.	15,455	2,740,635
Ecolab, Inc.	39,823	9,331,325
Energy Recovery, Inc.(3)	390,018	5,733,265
Entegris, Inc.	28,644	2,837,475
Essential Utilities, Inc.	219,045	7,955,714
Ferguson Enterprises, Inc.	30,240	5,248,757
FMC Corp.	52,177	2,536,324
Fortune Brands Innovations, Inc.	71,709	4,899,876
Franklin Electric Co., Inc.	47,179	4,597,594
Gorman-Rupp Co.	97,251	3,687,758
Hawkins, Inc.	52,315	6,417,481
Hilton Worldwide Holdings, Inc.	11,940	2,951,090
IDEX Corp.	13,113	2,744,420
IDEXX Laboratories, Inc.(3)	7,178	2,967,672
Ingersoll Rand, Inc.	29,564	2,674,359
Intel Corp.	128,055	2,567,503
Itron, Inc.(3)	25,983	2,821,234
Lamb Weston Holdings, Inc.	39,908	2,667,052
Security	Shares	Value
United States (continued)
Levi Strauss & Co., Class A	173,363	$ 2,999,180
Lindsay Corp.	33,443	3,956,641
Masco Corp.	74,158	5,381,646
Middlesex Water Co.	100,926	5,311,735
Mondelez International, Inc., Class A	46,564	2,781,268
Mueller Industries, Inc.	68,893	5,467,349
Mueller Water Products, Inc., Class A	201,637	4,536,833
Nucor Corp.	19,909	2,323,579
Parker-Hannifin Corp.	4,381	2,786,447
Pentair PLC	80,539	8,105,445
Procter & Gamble Co.	17,180	2,880,227
Roper Technologies, Inc.	5,437	2,826,424
SJW Group	125,807	6,192,221
Tetra Tech, Inc.	201,054	8,009,991
Trimble, Inc.(3)	42,205	2,982,205
Valmont Industries, Inc.	15,538	4,765,038
Veralto Corp.	84,112	8,566,807
Waters Corp.(3)	23,382	8,674,254
Watts Water Technologies, Inc., Class A	36,014	7,321,646
Xylem, Inc.	73,039	8,473,985
Zurn Elkay Water Solutions Corp., Class C	194,506	7,255,074
		$254,892,021
Total Common Stocks (identified cost $406,236,470)		$527,418,615

Short-Term Investments — 0.6%

Affiliated Fund — 0.0%(4)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(5)	853	$ 853
Total Affiliated Fund (identified cost $853)		$ 853
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(6)	3,493,833	$ 3,493,833
Total Securities Lending Collateral (identified cost $3,493,833)		$ 3,493,833
Total Short-Term Investments (identified cost $3,494,686)		$ 3,494,686

Calvert
Global Water Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Value
Total Investments — 100.2% (identified cost $409,731,156)	$530,913,301
Other Assets, Less Liabilities — (0.2)%	$ (1,184,441)
Net Assets — 100.0%	$529,728,860

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $12,013,074 and the total market value of the collateral received by the Fund was $15,407,206, comprised of cash of $3,493,833 and U.S. government and/or agencies securities of $11,913,373.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	43.4%
Utilities	26.5
Materials	9.4
Information Technology	5.3
Health Care	4.9
Real Estate	3.9
Consumer Discretionary	3.5
Consumer Staples	2.7
Total	99.6%

Abbreviations:
ADR	– American Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at December 31, 2024.
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $853, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$ —	$3,673,956	$(3,673,103)	$ —	$ —	$853	$1,969	853

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Global Water Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$10,290,571	$ —	$10,290,571
Austria	—	4,846,980	—	4,846,980
Brazil	7,852,740	10,481,064	—	18,333,804
Canada	8,374,273	—	—	8,374,273
Chile	—	6,249,783	—	6,249,783
China	—	31,115,593	—	31,115,593
Finland	—	7,064,063	—	7,064,063
France	—	18,411,139	—	18,411,139
Germany	—	6,123,777	—	6,123,777
Italy	—	11,161,429	—	11,161,429
Japan	—	34,158,995	—	34,158,995
Mexico	3,239,108	—	—	3,239,108
Netherlands	—	7,440,109	—	7,440,109
Singapore	—	5,902,572	0	5,902,572
South Korea	—	9,253,286	—	9,253,286
Spain	—	5,708,911	—	5,708,911
Sweden	—	2,917,180	—	2,917,180
Switzerland	—	26,600,657	—	26,600,657
Taiwan	—	3,259,557	—	3,259,557
Thailand	—	5,986,616	—	5,986,616
United Kingdom	2,778,127	43,310,064	—	46,088,191
United States	254,892,021	—	—	254,892,021
Total Common Stocks	$277,136,269	$250,282,346(2)	$0	$527,418,615
Short-Term Investments:
Affiliated Fund	$853	$ —	$ —	$853
Securities Lending Collateral	3,493,833	—	—	3,493,833
Total Investments	$280,630,955	$250,282,346	$0	$530,913,301

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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